Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,110,000
Previously Paid Amount	0.00
Total Fee Amount	291.39
Total Offset Amount	0.00
Net Fee	291.39
Narrative - Max Aggregate Offering Price	$ 2,110,000
Final Prospectus	true